Principal accountants' fees and services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ernst & Young
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	€ 14.2	€ 13.9
Services other than statutory audit	1.8	3.0
Audit-related services	1.5	2.8
Tax	0.0	0.0
Other	0.3	0.2
Total	€ 16.0	€ 16.9
Statutory audit of separate and consolidated financial statements, percentage	89.00%	82.00%
Services other than statutory audit, percentage	11.00%	18.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.3	€ 7.2
Audit-related services charged to the parent company and its French subsidiaries	1.4	2.7
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	14.1	13.8
Services other than statutory audit	0.5	0.4
Audit-related services	0.5	0.4
Tax	0.0	0.0
Other	0.0	0.0
Total	€ 14.6	€ 14.2
Statutory audit of separate and consolidated financial statements, percentage	97.00%	97.00%
Services other than statutory audit, percentage	3.00%	3.00%
Total, percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.7	€ 7.7
Audit-related services charged to the parent company and its French subsidiaries	€ 0.3	€ 0.3